PREFERRED LIMITED PARTNERS' EQUITY - Schedule of Preferred Limited Partners' Equity (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CAD ($) shares	Dec. 31, 2025 USD ($)
Disclosure of classes of share capital [line items]
Preferred limited partners' equity	$ 647			$ 634
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	32,000,000.00		32,000,000.00
Dividends declared for the year ended	$ 15	$ 17
Preferred limited partners' equity	$ 647			634
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Carrying value			$ 175
Number of shares outstanding (in shares) | shares	0		0
Cumulative distribution rate (%)	0.00%
Earliest permitted redemption date	January 2026
Dividends declared for the year ended	$ 0	3
Preferred limited partners' equity	$ 0			128
Series 13 (C$250)
Disclosure of classes of share capital [line items]
Carrying value			$ 250
Number of shares outstanding (in shares) | shares	10,000,000.00		10,000,000.00
Cumulative distribution rate (%)	6.05%
Earliest permitted redemption date	April 2028
Dividends declared for the year ended	$ 5	5
Preferred limited partners' equity	196			196
Series 17 ($200)
Disclosure of classes of share capital [line items]
Carrying value	$ 200
Number of shares outstanding (in shares) | shares	8,000,000.00		8,000,000.00
Cumulative distribution rate (%)	5.25%
Earliest permitted redemption date	March 2025
Dividends declared for the year ended	$ 5	5
Preferred limited partners' equity	$ 195			195
Series 18 (C$150)
Disclosure of classes of share capital [line items]
Carrying value			$ 150
Number of shares outstanding (in shares) | shares	6,000,000.00		6,000,000.00
Cumulative distribution rate (%)	5.50%
Earliest permitted redemption date	April 2027
Dividends declared for the year ended	$ 4	4
Preferred limited partners' equity	$ 115			115
Series 19 (C$200)
Disclosure of classes of share capital [line items]
Carrying value			$ 200
Number of shares outstanding (in shares) | shares	8,000,000		8,000,000
Cumulative distribution rate (%)	5.75%
Earliest permitted redemption date	July 2031
Dividends declared for the year ended	$ 1	$ 0
Preferred limited partners' equity	$ 141			$ 0